Related Party Transactions - Schedule of Summarized General and Administrative Costs and Expenses (Detail) (REO [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
REO [Member]
Related Party Transaction [Line Items]
Management fees	$ 1,552